Accumulated Other Comprehensive Loss	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Class of Stock [Line Items]
Accumulated Other Comprehensive Loss
Note 14. Accumulated Other Comprehensive Loss
The following table details the components of accumulated other comprehensive loss:

	Pension Plans and Postretirement Plan
	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Balance at beginning of period	$(34,129)	$(32,986)	$(34,740)	$(33,598)
Other comprehensive income (loss):
Amounts reclassified from accumulated other comprehensive loss (a)	323	371	1,063	1,114
Income tax expense	(56)	(65)	(185)	(196)

Other comprehensive income (loss), net of income taxes	267	306	878	918

Balance at end of period	$(33,862)	$(32,680)	$(33,862)	$(32,680)

(a)
Amounts reclassified from accumulated other comprehensive loss represent the amortization of net actuarial loss and net unrecognized prior service credit included in net periodic benefit cost, which is reflected under Other income (expense), net in the accompanying condensed consolidated statements of operations (see Note 11. Pension Plans and Other Postretirement Benefit Plans).

MSGE SPINCO, INC [Member]
Class of Stock [Line Items]
Accumulated Other Comprehensive Loss
Note 17. Accumulated Other Comprehensive Loss
The following table details the components of accumulated other comprehensive income (loss):

	Pension Plans and Postretirement Plan
	June 30,
	2022	2021	2020
Balance at beginning of period	$(33,598)	$(31,108)	$(33,378)
Other comprehensive income (loss):
Other comprehensive loss before reclassifications	—	—	(45)
Amounts reclassified from accumulated other comprehensive loss (a)	(1,385)	(2,951)	1,409
Income tax benefit	243	461	(488)

Other comprehensive income (loss), total	(1,142)	(2,490)	876

Adjustment related to the transfer of Pension Plans and Postretirement Plan liabilities as a result of the 2020 Entertainment Distribution	—	—	$1,394

Balance at end of period	$(34,740)	$(33,598)	$(31,108)

(a)
Amounts reclassified from accumulated other comprehensive loss represent curtailments, settlement losses recognized, the amortization of net actuarial gain (loss) and net unrecognized prior service credit included in net periodic benefit cost, which is reflected under Other income (expense), net in the accompanying combined statements of operations (see Note 15, Pension Plans and Other Postretirement Benefit Plans).